Derivatives and Hedging (Tables)	6 Months Ended
Jun. 30, 2025
Derivatives and Hedging [Abstarct]
Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional and Fair Value

As of June 30, 2025 and December 31, 2024, we had outstanding forward contracts not designated as hedging instruments with notional and fair value amounts equivalent to the following:

Currency Hedged	June 30, 2025	December 31, 2024
	U.S. dollars in thousands
Israeli Shekel / U.S. Dollar	5,069	20,038
Fair value of derivatives assets	28	1
Fair value of derivatives liabilities	600	605

The following table shows the effect of our non-designated hedges on the Consolidated Statements of Operations for the Six months ended June 30, 2025:

	Location of Losses	Six months ended June 30, 2025	Three months ended June 30, 2025
		U.S. dollars in thousands
Net realized and unrealized gain (loss), excluding the underlying foreign currency exposure being hedged	Financial income, net	(619)	(823)

Schedule of Notional and Fair Value Amount and Fair Value of Outstanding Derivatives

The notional and fair value amount and fair value of outstanding derivatives at the end of each period were:

	June 30, 2025	December 31, 2024
	U.S. dollars in thousands
Notional amount of foreign currency contracts	13,436	20,061
Fair value of derivatives assets	1,335	601

Schedule of Change in Accumulated Other Comprehensive Income Relating to Gains or Losses on Derivatives

The change in accumulated other comprehensive income relating to gains or losses on derivatives used for hedging was as follows:

	Six months ended June 30, 2025	Three months ended June 30, 2025
	U.S. dollars in thousands
Other comprehensive income before reclassifications	(1,348)	(1,703)
Amounts reclassified out of accumulated other comprehensive income (*)	614	427
Other comprehensive income, net	(734)	(1,276)

(*)	Amounts of gains reclassified from other comprehensive income into profit or loss are recorded in cost of revenue and operating expenses. In the six months ended June 30, 2025, $16 thousand, $391 thousand, $122 thousand and $85 thousand were recorded in cost of revenue, research and development, sales and marketing and general and administrative expenses, respectively.